Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 1,403,880	$ 1,152,963	$ 1,207,810
Effective tax rate	19.20%	18.00%	15.50%
Allowance on deferred tax assets	$ 334,805	$ 321,754
Allowance on deferred tax assets	400,704	444,857
Uncertain tax positions	0	0
P R C Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,606,744	2,387,142
Allowance on deferred tax assets	207,864	198,199
Hong Kong Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	769,340	748,817
Allowance on deferred tax assets	126,941	123,555
P R C Subsidiaries Other Than Shenzhen C D T [Member]
Operating Loss Carryforwards [Line Items]
Allowance on deferred tax assets	$ 147,822	$ 140,390